Deferred revenues (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Notes and other explanatory information [abstract]
Accounts receivable included in trade accounts receivable	R$ 2,344,726	R$ 2,182,403
Contractual assets	19,957	19,828
Contractual liability	R$ (47,688)	R$ (12,934)